Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Assets [Abstract]
Summary of Changes in Other Financial Assets

The following table outlines changes in other financial assets. Additional details on how fair value is calculated is included in Note 28.

				Balance at					Balance at
			Accounting	March 31,				Interest	March 31,
Entity	Instrument	Note	method	2017	Additions	FVTOCI [1]	FVTPL	revenue	2018
TerrAscend	warrants	15(i)	FVTPL	$-	$7,540	$-	$67,614	$-	$75,154
AusCann	shares	16(i)	FVOCI	18,328	1,214	19,544	-	-	39,086
AusCann	options	16(i)	FVTPL	5,702	-	-	4,785	-	10,487
JWC	shares	16(ii)	FVTOCI	-	3,863	6,728	-	-	10,591
JWC	warrants	16(ii)	FVTPL		112		702	-	814
JWC	royalty interest	16(ii)	amortized cost	-	2,500	-	-	162	2,662
Agripharm	royalty interest	10(c)	amortized cost	-	2,414	-	-	(88)	2,326
Agripharm	warrants	10(c)	FVTPL	-	586	-	(139)	-	447
Vapium	shares	16(iii)	cost	-	1,210	-	-	-	1,210
Radicle	repayable debenture	15(ii)	amortized cost	-	3,000	-	-	75	3,075
HydRx	shares	16(iv)	FVTOCI		-	12,401	-	-	12,401
HydRx	warrants	16(iv)	FVTPL	-	-	-	5,210	-	5,210
				$24,030	$22,439	$38,673	$78,172	$149	$163,463

[1] Changes in fair value through other comprehensive income (“FVTOCI”)